MANAGEMENT AGREEMENT	9 Months Ended
Sep. 30, 2013
MANAGEMENT AGREEMENT [Abstract]
MANAGEMENT AGREEMENT

NOTE 9 - MANAGEMENT AGREEMENT

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The  Company is the manager of a tax  partnership  known as Three Forks No 1 LLC and as manager  receives a fee in the amount of $16,000  per month.  The Company owns no interest  in the LLC but does own a 10% working  interest in the Farmout property as more fully  described in Note 1. For the three and nine months ended

September 30, 2013, the Company reported  management fee income in the amount of

$48,000 and $112,000, respectively.